Other payables (Tables)	6 Months Ended
Jun. 30, 2025
Other payables
Schedule of other payables

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Accrued expenses	1,352,992	2,692,431	375,849